Financial instruments by category (Details) - ARS ($) $ in Millions		Jun. 30, 2020		Jun. 30, 2019
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)		$ 157,717	[1]	$ 157,717
Subtotal financial assets		192,399		192,399
Non-financial assets		17,134		17,134
Total		209,533		209,533
Financial liabilities at amortized cost (i)		449,735		504,242
Subtotal financial liabilities		451,196		505,977
Non-financial liabilities		7,881		8,685
Total		459,077		8,685
Trade And Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)		30,928		26,444
Subtotal financial liabilities		30,928		26,444
Non-financial liabilities		7,881		8,685
Total		30,928		35,129
Borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)		418,807		477,432
Subtotal financial liabilities		418,807		477,432
Non-financial liabilities
Total		418,807		477,432
Finance Lease Obligations [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)				366
Subtotal financial liabilities				366
Non-financial liabilities
Total				366
Crops Options Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)
Subtotal financial liabilities		71		89
Non-financial liabilities
Total		71		89
Crops Futures Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)
Subtotal financial liabilities		37		103
Non-financial liabilities
Total		37		103
Crops options contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)		171
Subtotal financial liabilities		221
Non-financial liabilities
Total		221
Swaps [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)
Subtotal financial liabilities		95		192
Non-financial liabilities
Total		95		192
Forward Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)
Subtotal financial liabilities		61
Non-financial liabilities
Total		61
Others [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)
Subtotal financial liabilities		976		1,315
Non-financial liabilities
Total		976		1,315
Foreign-Currency Options Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost (i)
Subtotal financial liabilities				36
Non-financial liabilities
Total				36
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		28,750		28,750
Financial liabilities at fair value through profit or loss		279		228
Level 1 [Member] | Trade And Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Finance Lease Obligations [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Crops Options Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss		71		89
Level 1 [Member] | Crops Futures Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss		37		103
Level 1 [Member] | Crops options contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss		50
Level 1 [Member] | Swaps [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Forward Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Others [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Foreign-Currency Options Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss				36
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		2,649		2,649
Financial liabilities at fair value through profit or loss		1,162		1,438
Level 2 [Member] | Trade And Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Finance Lease Obligations [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Crops Options Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Crops Futures Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Crops options contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Swaps [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss		95		192
Level 2 [Member] | Forward Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss		61
Level 2 [Member] | Others [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss		956		1,246
Level 2 [Member] | Foreign-Currency Options Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		3,283		3,283
Financial liabilities at fair value through profit or loss		20		69
Level 3 [Member] | Trade And Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Finance Lease Obligations [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Crops Options Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Crops Futures Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Crops options contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Swaps [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Forward Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Others [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss		20		69
Level 3 [Member] | Foreign-Currency Options Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Trade And Other Receivables [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]	57,759		49,341
Subtotal financial assets		57,759		49,341
Non-financial assets		17,134		13,547
Total		74,893		62,888
Trade And Other Receivables [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Trade And Other Receivables [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Trade And Other Receivables [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Equity securities in public companies [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]
Subtotal financial assets		804		1,564
Non-financial assets
Total		804		1,564
Equity securities in public companies [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		574		1,367
Equity securities in public companies [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		230		197
Public companies securities [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Equity securities in private companies [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]
Subtotal financial assets		2,909		2,610
Non-financial assets
Total		2,909		2,610
Equity securities in private companies [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Equity securities in private companies [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Equity securities in private companies [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		2,909		2,610
Deposits [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]	956		5,301
Subtotal financial assets		1,017		5,352
Non-financial assets
Total		1,017		5,352
Deposits [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		61		51
Deposits [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Deposits [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Bond [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]
Subtotal financial assets		9,267		24,914
Non-financial assets
Total		9,267		24,914
Bond [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		7,823		22,430
Bond [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		1,444		1,518
Bond [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss				966
Mutual Funds [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]
Subtotal financial assets		4,455		10,289
Non-financial assets
Total		4,455		10,289
Mutual Funds [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		4,455		10,289
Mutual Funds [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Mutual Funds [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Others Investment In Financial Assets [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]
Subtotal financial assets		3,255		4,534
Non-financial assets
Total		3,255		4,534
Others Investment In Financial Assets [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		2,213		3,411
Others Investment In Financial Assets [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		810		623
Others Investment In Financial Assets [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		232		500
Crops Options Contracts [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]
Subtotal financial assets		86		46
Non-financial assets
Total		86		46
Crops Options Contracts [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		86		46
Crops Options Contracts [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Crops Options Contracts [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Crops Future Contracts [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)
Subtotal financial assets		15
Non-financial assets
Total		15
Crops Future Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)
Subtotal financial assets				13
Non-financial assets
Total				13
Crops Future Contracts [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		15
Crops Future Contracts [Member] | Level 1 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss				13
Crops Future Contracts [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Crops Future Contracts [Member] | Level 2 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Crops Future Contracts [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Crops Future Contracts [Member] | Level 3 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Foreign-Currency Options Contracts [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]
Subtotal financial assets
Non-financial assets
Total
Foreign-Currency Options Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)
Subtotal financial assets				43
Non-financial assets
Total				43
Foreign-Currency Options Contracts [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Foreign-Currency Options Contracts [Member] | Level 1 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss				43
Foreign-Currency Options Contracts [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Foreign-Currency Options Contracts [Member] | Level 2 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Foreign-Currency Options Contracts [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Foreign-Currency Options Contracts [Member] | Level 3 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Foreign-Currency Contracts [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]
Subtotal financial assets		144
Non-financial assets
Total		144
Foreign-Currency Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)
Subtotal financial assets				17
Non-financial assets
Total				17
Foreign-Currency Contracts [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		16
Foreign-Currency Contracts [Member] | Level 1 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Foreign-Currency Contracts [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		128
Foreign-Currency Contracts [Member] | Level 2 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss				17
Foreign-Currency Contracts [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Foreign-Currency Contracts [Member] | Level 3 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Swaps [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]
Subtotal financial assets		17		16
Non-financial assets
Total		17		16
Swaps [Member] | Level 1 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Swaps [Member] | Level 2 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		17		16
Swaps [Member] | Level 3 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Warrants [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)			[1]
Subtotal financial assets		142		136
Non-financial assets
Total		142		136
Warrants [member] | Level 1 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Warrants [member] | Level 2 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Warrants [member] | Level 3 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		142		136
Others [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)		61
Financial assets at fair value through profit or loss		81
Subtotal financial assets				17
Non-financial assets		81
Total				17
Others [Member] | Level 1 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Others [Member] | Level 2 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		20		17
Others [Member] | Level 3 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Restricted Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1],[2]	8,145		10,808
Subtotal financial assets	[2]	8,145		10,808
Non-financial assets	[2]
Total	[2]	8,145		10,808
Restricted Assets [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	[2]
Restricted Assets [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	[2]
Restricted Assets [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	[2]
Financial Assets And Other Assets Held For Sale [member] | Clal Insurance Enterprises Holdings Ltd [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)			[1]
Subtotal financial assets		3,377		3,377
Non-financial assets
Total		3,377		3,377
Financial Assets And Other Assets Held For Sale [member] | Level 1 [Member] | Clal Insurance Enterprises Holdings Ltd [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		3,377		3,377
Financial Assets And Other Assets Held For Sale [member] | Level 2 [Member] | Clal Insurance Enterprises Holdings Ltd [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Financial Assets And Other Assets Held For Sale [member] | Level 3 [Member] | Clal Insurance Enterprises Holdings Ltd [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Cash on Hand and at Bank [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]	27,031		27,031
Subtotal financial assets		27,031		27,031
Non-financial assets
Total		27,031		27,031
Cash on Hand and at Bank [Member] | Level 1 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Cash on Hand and at Bank [Member] | Level 2 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Cash on Hand and at Bank [Member] | Level 3 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Short-term Bank in Deposits [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost (i)	[1]	63,765		63,765
Subtotal financial assets		73,895		73,895
Non-financial assets
Total		73,895		73,895
Short-term Bank in Deposits [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		10,130		10,130
Short-term Bank in Deposits [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Short-term Bank in Deposits [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss

[1]	The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value, except for borrowings (Note 22).
[2]	Corresponds to deposits in guarantee and escrows.